Commitments and Contingencies - Additional Information (Details) $ in Millions	12 Months Ended
Dec. 31, 2018 USD ($)
Commitments and Contingencies Disclosure [Abstract]
Lease expense	$ 1.4
Deficiency fees	$ 8.1